Condensed Consolidated Interim Statements of Financial Position - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current
Cash and cash equivalents	$ 60,311,712	$ 91,234,090
Client cash deposits	6,935,781	5,615,054
Prepaid expenses and other assets	7,683,328	9,596,921
Public investments, at fair value through profit and loss	335,280	272,520
Other investments, at fair value through profit and loss	19,050,483
Digital assets	189,692,571	356,450,053
Digital assets loaned	136,267,166	87,326,227
Digital assets staked	30,277,746	38,986,741
Equity investments in digital assets funds, at FVTPL	41,282,835	75,411,946
Total current assets	491,836,902	664,893,552
Private investments, at fair value through profit and loss	15,147,378	29,372,628
Investment in associate	2,332,305	2,423,934
Digital assets	23,636	62,367
Digital assets loaned	9,538,658	32,761,543
Equity investments in digital assets funds, at FVTPL	19,294,087	56,570,104
Right-of-use asset		2,999,253
Intangible assets		400,208
Goodwill	35,080,194	35,080,194
Total assets	573,253,160	824,563,783
Current liabilities
Accounts payable and accrued liabilities	5,127,267	9,270,110
Loans payable		2,611,009
Trading liabilities	23,409,429	24,122,640
ETP holders payable	397,243,174	622,304,667
Derivative liability	176,919
Warrant liability	4,688,356	13,599,316
Lease liability - current portion		553,973
Total current liabilities	430,645,145	672,461,715
Lease liability		2,548,215
Total non-current liabilities		2,548,215
Total liabilities	430,645,145	675,009,930
Share capital	226,542,565	222,974,359
Preferred shares	3,190,601	3,190,601
Share-based payments reserves	22,019,766	24,972,066
Accumulated other comprehensive income	(1,424,135)	(1,481,289)
Deficit	(107,720,782)	(100,101,884)
Total shareholders’ equity	142,608,015	149,553,853
Total liabilities and shareholders’ equity	$ 573,253,160	$ 824,563,783